Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
NET LOSS	$ (5,761)	$ (5,767)	$ (10,823)	$ (12,992)	$ (22,209)	$ (29,216)
Other comprehensive income (expense), net of tax:
Foreign currency translation adjustment	13	(38)	15	20	19	(33)
COMPREHENSIVE LOSS	(5,748)	(5,805)	(10,808)	(12,972)	(22,190)	(29,249)
Comprehensive loss attributable to noncontrolling interest	(46)		(122)		(66)
COMPREHENSIVE LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (5,702)	$ (5,805)	$ (10,686)	$ (12,972)	$ (22,124)	$ (29,249)